Accumulated Other Comprehensive (Loss) Income (Summary Of Accumulated Other Comprehensive Income (Loss)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	$ 968,546	$ 1,032,151	$ 1,103,789
Change associated with foreign currency translation	(219)	(137)	67
Balance	902,065	968,546	1,032,151
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(264)
Change associated with foreign currency translation	(219)
Change associated with current period hedging	0
Reclassification into earnings	0
Balance	(483)	(264)
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(1,079)
Change associated with foreign currency translation	0
Change associated with current period hedging	2,980
Reclassification into earnings	2,587
Balance	(1,472)	(1,079)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Balance	(1,343)	(3,789)	(194)
Change associated with foreign currency translation	(219)	(137)	67
Change associated with current period hedging	2,980
Reclassification into earnings	2,587
Balance	$ (1,955)	$ (1,343)	$ (3,789)